SEGMENTS AND GEOGRAPHIC REGIONS - Net Trade Revenue and Long-lived Assets by Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 12,386	$ 12,068	$ 13,017
Assets	5,768	5,884	5,731
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,102	3,914	4,066
Assets	3,590	3,559	3,501
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	273	271	293
Assets	60	54	49
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,146	2,203	2,193
Assets	1,259	1,336	1,271
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	5,368	5,191	6,022
Assets	823	896	883
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	497	489	443
Assets	36	39	27
China/Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,345	$ 2,206	$ 2,744